LICENSING AND OTHER REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 12. LICENSING AND OTHER REVENUE

 In 2009, the Company entered into a License Agreement with Handok Pharmaceuticals Co., Ltd. (“Handok”) pursuant to which the Company granted Handok a license to develop, use, market, sell and import Symphony for continuous glucose monitoring for use by medical facilities and/or individual consumers in South Korea (the “Handok License”). The Handok License has a minimum term of 10 years from the date of the first commercial sale of Symphony in South Korea.

 The Company received a licensing fee of approximately $500,000 upon execution of the Handok License and the right to receive future milestone payments and royalties. The Company recognizes these upfront, nonrefundable payments as revenue on a straight-line basis over the contractual or estimated performance period. During the three months ended September 30, 2013 and 2012, the Company recorded approximately $23,000 and $31,000, respectively, of nonrefundable license revenue.  During the nine months ended September 30, 2013 and 2012, the Company recorded approximately $68,000 and $93,000, respectively, of nonrefundable license revenue.  As of September 30, 2013, approximately $90,000 of deferred revenue remains unrecognized, which will be recognized over the next 12 months and is shown as Deferred Revenue From Licensing Arrangements among current liabilities on the Consolidated Balance Sheet.  Approximately $23,000 of the remaining deferred revenue will be recognized over the period subsequent to the next 12 months and is shown as Deferred Revenue From Licensing Arrangements among non-current liabilities.

Ferndale License of Prelude — On May 27, 2009, the Company entered into a License Agreement with Ferndale pursuant to which the Company granted Ferndale a license in North America and the United Kingdom to develop, assemble, use, market, sell and export Prelude for skin preparation prior to the application of a topical analgesic or anesthetic cream for local dermal anesthesia or analgesia prior to a needle insertion or IV procedure (the “Ferndale License”). The Ferndale License has a minimum term of 10 years from the date of the first commercial sale of Prelude product components in North America or the United Kingdom.

The Company received a licensing fee of $750,000 upon execution of the Ferndale License. In addition, the Company will receive a payment of $750,000 within ninety (90) days after receipt of the FDA’s 510(k) medical device clearance of Prelude. Ferndale will pay the Company an escalating royalty on net sales of Prelude product components.  The Company will also receive milestone payments based on Ferndale’s achievement of certain net sales targets of the product components, as well as guaranteed minimum annual royalties. The Company recognizes the upfront, nonrefundable payments as revenue on a straight-line basis over the contractual or estimated performance period.  Accordingly, the Company determined that approximately $241,000 and $105,000 of the non-refundable license revenue was recognizable in the years ended December 31, 2011 and 2010, respectively.  As of December 31, 2011, the Company had recognized the entire $750,000 as license revenue.

Other Revenue — The Company has retained contract engineering services in connection with product development pursuant to the Ferndale License and the Company is reimbursed by Ferndale for the cost of those product development engineering services. Other Revenue of approximately $145,000 and $203,000 relates to product development costs incurred during the year ended December 31, 2011 and 2010, respectively, and reimbursed by Ferndale. The related expenses billed to the Company are included in Research and Development expenses on the Statements of Operations. There was no markup on those expenses.

Handok License of Symphony — On June 15, 2009, the Company entered into a License Agreement with Handok pursuant to which the Company granted Handok a license to develop, use, market, sell and import Symphony for continuous glucose monitoring for use by medical facilities and/or individual consumers in South Korea (the “Handok License”). The Handok License has a minimum term of 10 years from the date of the first commercial sale of Symphony in South Korea.

The Company received a licensing fee of approximately $500,000 upon execution of the Handok License. In addition, the Company will receive milestone payments upon receipt of the FDA’s clearance of Symphony and upon the first commercial sale of Symphony in South Korea. Handok will also pay the Company a royalty on net sales of Symphony. The Company also will receive milestone payments based on Handok’s achievement of certain other targets.

The Company recognizes the upfront, nonrefundable payments as revenue on a straight-line basis over the contractual or estimated performance period.  Accordingly, the Company determined that approximately $5,000, $61,000 and $121,000 of the non-refundable license revenue was recognizable in the years ended December 31, 2012, 2011 and 2010, respectively. Approximately $90,000 is recognizable over the next 12 months and is shown as current deferred revenue. The remaining $90,000 is recognizable as revenue beyond the 12 month period and is classified as non-current.